CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net Earnings	$ 9,861	$ 15,411	$ 10,604
OTHER COMPREHENSIVE INCOME/(LOSS), NET OF TAX
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6)	239	(1,679)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(299)	(306)	1
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(148)	(59)	28
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	(334)	(1,401)	1,477
Other Comprehensive Income (Loss), Net of Tax	(119)	1,275	(3,127)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	9,742	16,686	7,477
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	109	85	96
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 9,633	$ 16,601	$ 7,381